Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005025 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 3 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005025 [Member] | OTP Bank Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005025 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005025 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005025 [Member] | Taiwan Semiconductor Manufacturing Co Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005025 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005025 [Member] | Alibaba Group Holding Ltd W [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005025 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005025 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005025 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005025 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000005025 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000005025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000005025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005025 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005025 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000005025 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005025 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005025 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005025 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000005025 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000190956 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 3 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190956 [Member] | OTP Bank Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190956 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190956 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190956 [Member] | Taiwan Semiconductor Manufacturing Co Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000190956 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190956 [Member] | Alibaba Group Holding Ltd W [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190956 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190956 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190956 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190956 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000190956 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000190956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000190956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000190956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000190956 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000190956 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000190956 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000190956 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000190956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000190956 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050883 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 3 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000050883 [Member] | Smiths Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050883 [Member] | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050883 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000050883 [Member] | Aritzia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050883 [Member] | Fluidra SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050883 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050883 [Member] | DO And CO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050883 [Member] | Wiwynn Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050883 [Member] | Yaskawa Electric Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050883 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000050883 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000050883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000050883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000050883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000050883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000050883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000050883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000050883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000050883 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000050883 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000050883 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000050883 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000050883 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000101771 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 3 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101771 [Member] | Public Power Corp SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101771 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101771 [Member] | Growthpoint Properties Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101771 [Member] | Hyosung Heavy Industries Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101771 [Member] | Cury Construtora e Incorporadora SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101771 [Member] | Vista Energy SAB de CV ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101771 [Member] | Orizon Valorizacao de Residuos SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101771 [Member] | Copa Holdings SA A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101771 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101771 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000101771 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000101771 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000101771 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000101771 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000101771 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000101771 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101771 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000101771 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101771 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101771 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000101771 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000101771 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000101771 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000101771 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000101771 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101771 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124893 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000124893 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124893 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000124893 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
C000124893 [Member] | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000124893 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000124893 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000124893 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000132648 [Member] | Structure Therapeutics Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132648 [Member] | Eos Energy Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132648 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132648 [Member] | Coastal Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132648 [Member] | Rush Street Interactive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000132648 [Member] | Xometry Inc A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000132648 [Member] | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132648 [Member] | The RealReal Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132648 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132648 [Member] | Praxis Precision Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132648 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000132648 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000132648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000132648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000132648 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132648 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000132648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000132648 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000132648 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000132648 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000176647 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176647 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176647 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176647 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176647 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176647 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176647 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176647 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176647 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176647 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176647 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000176647 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000176647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000176647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000176647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176647 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000176647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000176647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176647 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000176647 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176647 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000190998 [Member] | Eos Energy Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190998 [Member] | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190998 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190998 [Member] | Praxis Precision Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190998 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190998 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190998 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190998 [Member] | Impinj Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190998 [Member] | Bridgebio Pharma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190998 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190998 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000190998 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000190998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000190998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000190998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000190998 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000190998 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000190999 [Member] | Eos Energy Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190999 [Member] | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190999 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190999 [Member] | Praxis Precision Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190999 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190999 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190999 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190999 [Member] | Impinj Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190999 [Member] | Bridgebio Pharma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190999 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190999 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000190999 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000190999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000190999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000190999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190999 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000190999 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000190999 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000219126 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219126 [Member] | Praxis Precision Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219126 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219126 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219126 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219126 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219126 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219126 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219126 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219126 [Member] | Northern Institutional U S Government Portfolio 3 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219126 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219126 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219126 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000219126 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000219126 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000219126 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219126 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219126 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000219126 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219126 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000249377 [Member] | Smiths Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249377 [Member] | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249377 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249377 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249377 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249377 [Member] | Japan Tobacco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249377 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249377 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249377 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249377 [Member] | Northern Institutional Treasury Portfolio Premier Class 3 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249377 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000249377 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000249377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000249377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000249377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000249377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000249377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249377 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249377 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249377 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000249377 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000249377 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000249377 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000249377 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000249377 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%